Trade and Other Receivables (Current) (Tables)	12 Months Ended
Jun. 30, 2019
Trade and other current receivables [abstract]
Schedule of Trade and Other Receivables (current)

	Consolidated
	2019	2018
	A$	A$
Trade receivables	16,529	10,503
Less: 2019: Impairment allowance / 2018: provision for doubtful debts	—	—
Net trade receivables	16,529	10,503
Other receivables*	802,237	290,880
Total net current trade and other receivables	818,766	301,383

●	Other receivables majorly consists of R&D income grant receivable.